UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21686

                           CONSERVATIVE INVESTOR FUND
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: JANUARY 31
                                                ----------

                    Date of reporting period: APRIL 30, 2005
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER PORTFOLIO SERIES
CONSERVATIVE INVESTOR FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
APRIL 30, 2005

                                                                                        SHARES            VALUE
----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--74.7%
----------------------------------------------------------------------------------------------------------------
EQUITY FUNDS--18.8%
Oppenheimer Capital Appreciation Fund, Cl. Y                                             3,560      $   143,235
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                           2,476          142,568
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                      4,196          143,198
----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                      8,788          150,107
----------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                            6,240          142,958
                                                                                                    -----------
                                                                                                        722,066

----------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--55.9%
Oppenheimer Core Bond Fund, Cl. Y                                                      111,629        1,157,592
----------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                      30,794          284,230
----------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                              24,886          145,580
----------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                         42,965          432,653
----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Asset Fund, Cl. Y                                                      17,881          135,358
                                                                                                    -----------
                                                                                                      2,155,413
                                                                                                    -----------
Total Investments in Affiliated Companies (Cost $2,884,237)                                           2,877,479

                                                                                     PRINCIPAL
                                                                                        AMOUNT
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--16.5% 1
----------------------------------------------------------------------------------------------------------------
Undivided interest of 0.05% in joint repurchase agreement (Principal
Amount/Value $1,318,355,329 with a maturity value of $1,318,355,329) with UBS
Warburg LLC, 2.88%, dated 4/29/05, to be repurchased at $637,153 on 5/2/05, collateralized by Federal National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with
a value of $1,345,611,059 (Cost $637,000)                                            $ 637,000          637,000

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,521,237)                                             91.2 %      3,514,479
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                            8.8          338,591
                                                                                     --------------------------
NET ASSETS                                                                               100.0 %    $ 3,853,070
                                                                                     ==========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                Federal tax cost of securities    $3,521,237
                                                  ===========

                 Gross unrealized appreciation    $   11,180
                 Gross unrealized depreciation       (17,938)
                                                  -----------
                   Net unrealized depreciation    $   (6,758)
                                                  ===========

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund, Oppenheimer Real Asset Fund, Oppenheimer Real Estate Fund, and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

SECURITIES VALUATION.
The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

     (a) Exhibits attached hereto. (Attach certifications as exhibits)


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Conservative Investor Fund



 By:     /S/ JOHN V. MURPHY
         ----------------------------

         John V. Murphy

         Principal Executive Officer

 Date: June 15, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By:     /S/ JOHN V. MURPHY
        ----------------------------

        John V. Murphy

        Principal Executive Officer

Date: June 15, 2005





By:     /S/ BRIAN W. WIXTED
        ----------------------------

        Brian W. Wixted

        Chief Financial Officer

Date: June 15, 2005